INVESCO BOND FUND

Based upon its review of the copies of all such filings received by it, Invesco Bond Fund believes that, during the fiscal year ended February 28, 2023, all filing requirements applicable to its Reporting Persons were met except that a Form 4 report covering a disposition of the Fund’s Shares by Matthew Brill were not filed in a timely manner.